December 23, 2016	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (collectively, the “Funds”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Funds were added as new series of the Trust by Post-Effective Amendment No. 7 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on November 19, 2015, and which was reviewed by the SEC Staff. The Funds’ effective date was subsequently delayed by post-effective amendment filings made pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act. The Post-Effective Amendment is being filed to (1) revise the fundamental investment policies of each Fund to conform the fundamental investment policies of the Funds to the fundamental policies of the other series of the Trust, (2) change the investment objective and certain investment strategies of each Fund, and (3) reflect the redesignation of the Funds’ Class C shares as Class T shares. The Post-Effective Amendment is also being filed to make clarifying, updating and stylistic changes to the Trust’s Registration Statement with respect to the Funds. The Prospectus and the Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 7 to the Trust’s Registration Statement. This filing is not intended to affect the prospectus or statement of additional information of any other series of the Trust.

With regard to the Funds’ fundamental investment policies, the form of the disclosure included in the Post-Effective Amendment in the SAI under the heading, “1290 Funds Investment Policies” does not differ in any significant way from the corresponding disclosure in the SAI contained in the currently effective Registration Statement for 1290 Global Allocation Fund and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of 1290 Global Allocation Fund (Accession No. 0001193125-16-680559) (August 12, 2016).

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of Prospectus for: 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (Accession No. 0001193125-15-382244) (November 19, 2015).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

K&L GATES LLP

1601 K STREET N.W. WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 23, 2016

The Post-Effective Amendment is scheduled to become effective on March 1, 2017 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by January 23, 2016. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC